FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	97,000	$1,715,930

Entertainment - 0.9%
Electronic Arts Inc.	10,400	1,430,832
NetEase Inc., ADR	8,000	781,120

Total Entertainment		2,211,952

Interactive Media & Services - 5.4%
Alphabet Inc., Class A Shares	29,640	4,152,564	*
Alphabet Inc., Class C Shares	30,000	4,254,000	*
Auto Trader Group PLC	216,600	1,992,694	(a)
Meta Platforms Inc., Class A Shares	9,000	3,511,260	*

Total Interactive Media & Services		13,910,518

Media - 0.3%
Comcast Corp., Class A Shares	18,500	860,990

TOTAL COMMUNICATION SERVICES		18,699,390

CONSUMER DISCRETIONARY - 11.7%
Automobiles - 1.1%
Subaru Corp.	85,000	1,695,692	(a)
Tesla Inc.	6,100	1,142,469	*

Total Automobiles		2,838,161

Broadline Retail - 2.6%
Amazon.com Inc.	39,000	6,052,800	*
eBay Inc.	16,500	677,655

Total Broadline Retail		6,730,455

Hotels, Restaurants & Leisure - 0.6%
Booking Holdings Inc.	420	1,473,137	*

Household Durables - 1.0%
PulteGroup Inc.	24,000	2,509,440

Specialty Retail - 3.9%
AutoZone Inc.	600	1,657,278	*
Home Depot Inc.	7,600	2,682,496
Lowe’s Cos. Inc.	11,600	2,468,944
O’Reilly Automotive Inc.	2,150	2,199,558	*
TJX Cos. Inc.	12,300	1,167,393

Total Specialty Retail		10,175,669

Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp.	3,700	2,788,801	*
Hermes International SCA	500	1,054,830	(a)

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report	1

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
NIKE Inc., Class B Shares	7,700	$781,781
Pandora A/S	12,200	1,782,627	(a)

Total Textiles, Apparel & Luxury Goods		6,408,039

TOTAL CONSUMER DISCRETIONARY		30,134,901

CONSUMER STAPLES - 6.4%
Consumer Staples Distribution & Retail - 5.6%
BJ’s Wholesale Club Holdings Inc.	19,000	1,222,460	*
Carrefour SA	88,000	1,502,362	(a)
Costco Wholesale Corp.	4,050	2,814,264
Koninklijke Ahold Delhaize NV	61,000	1,715,513	(a)
Kroger Co.	40,000	1,845,600
Loblaw Cos. Ltd.	18,000	1,798,728
Tesco PLC	262,655	951,762	(a)
Walmart Inc.	16,200	2,677,050

Total Consumer Staples Distribution & Retail		14,527,739

Food Products - 0.5%
Nissin Foods Holdings Co. Ltd.	37,700	1,219,647	(a)

Household Products - 0.3%
Procter & Gamble Co.	4,400	691,416

TOTAL CONSUMER STAPLES		16,438,802

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
BP PLC	324,000	1,892,295	(a)
Exxon Mobil Corp.	6,536	671,966
Imperial Oil Ltd.	28,000	1,615,084
Inpex Corp.	116,000	1,576,726	(a)
Marathon Petroleum Corp.	14,900	2,467,440
Repsol SA	95,000	1,402,987	(a)
Suncor Energy Inc.	27,000	894,076

TOTAL ENERGY		10,520,574

FINANCIALS - 13.9%
Banks - 3.8%
Citigroup Inc.	38,800	2,179,396
JPMorgan Chase & Co.	16,900	2,946,684
NatWest Group PLC	443,000	1,250,208	(a)
Nordea Bank Abp	129,000	1,589,782	(a)
UniCredit SpA	67,000	1,962,567	(a)

Total Banks		9,928,637

See Notes to Schedule of Investments.

2	Franklin Global Equity Fund 2024 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - 2.3%
3i Group PLC	48,000	$1,502,637	(a)
Bank of New York Mellon Corp.	30,500	1,691,530
Deutsche Bank AG, Registered Shares	122,200	1,578,547	(a)
Partners Group Holding AG	850	1,146,799	(a)

Total Capital Markets		5,919,513

Consumer Finance - 0.6%
Synchrony Financial	40,500	1,574,235

Financial Services - 3.3%
Eurazeo SE	16,000	1,362,884	(a)
Investor AB, Class B Shares	50,000	1,177,239	(a)
Mastercard Inc., Class A Shares	4,700	2,111,381
MGIC Investment Corp.	75,000	1,488,000
Visa Inc., Class A Shares	8,425	2,302,215

Total Financial Services		8,441,719

Insurance - 3.9%
American International Group Inc.	27,000	1,876,770
Dai-ichi Life Holdings Inc.	60,000	1,315,966	(a)
Erie Indemnity Co., Class A Shares	2,610	902,616
Fairfax Financial Holdings Ltd.	1,700	1,772,100
Hartford Financial Services Group Inc.	20,000	1,739,200
Japan Post Insurance Co. Ltd.	50,000	936,094	(a)
MS&AD Insurance Group Holdings Inc.	35,500	1,465,964	(a)

Total Insurance		10,008,710

TOTAL FINANCIALS		35,872,814

HEALTH CARE - 12.1%
Biotechnology - 1.0%
Vertex Pharmaceuticals Inc.	5,750	2,491,935	*

Health Care Equipment & Supplies - 0.7%
IDEXX Laboratories Inc.	3,500	1,802,780	*

Health Care Providers & Services - 5.4%
Cardinal Health Inc.	17,000	1,856,230
Cigna Group	5,300	1,595,035
Elevance Health Inc.	3,500	1,727,040
HCA Healthcare Inc.	7,100	2,164,790
Humana Inc.	3,200	1,209,792
McKesson Corp.	4,800	2,399,472
Molina Healthcare Inc.	5,700	2,031,708	*
UnitedHealth Group Inc.	2,015	1,031,156

Total Health Care Providers & Services		14,015,223

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report	3

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International Inc.	1,100	$1,316,909	*

Pharmaceuticals - 4.5%
Eli Lilly & Co.	3,300	2,130,513
Merck & Co. Inc.	12,000	1,449,360
Novartis AG, Registered Shares	11,000	1,137,552	(a)
Novo Nordisk A/S, Class B Shares	35,800	4,092,100	(a)
Ono Pharmaceutical Co. Ltd.	51,000	919,231	(a)
Roche Holding AG	6,100	1,736,769	(a)

Total Pharmaceuticals		11,465,525

TOTAL HEALTH CARE		31,092,372

INDUSTRIALS - 9.8%
Aerospace & Defense - 0.6%
BAE Systems PLC	105,000	1,564,129	(a)

Building Products - 2.0%
Builders FirstSource Inc.	8,000	1,389,840	*
Masco Corp.	21,600	1,453,464
Owens Corning	14,600	2,212,338

Total Building Products		5,055,642

Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	28,000	1,104,894	(a)

Electrical Equipment - 0.6%
Eaton Corp. PLC	6,221	1,530,864

Ground Transportation - 1.5%
CSX Corp.	52,000	1,856,400
Old Dominion Freight Line Inc.	5,300	2,072,406

Total Ground Transportation		3,928,806

Industrial Conglomerates - 1.0%
General Electric Co.	15,000	1,986,300
GS Holdings Corp.	19,000	658,907	(a)

Total Industrial Conglomerates		2,645,207

Marine Transportation - 0.6%
Kuehne + Nagel International AG, Registered Shares	4,750	1,609,679	(a)

Passenger Airlines - 0.4%
Qantas Airways Ltd.	260,000	937,395	*(a)

Professional Services - 1.3%
Robert Half Inc.	16,500	1,312,410
Wolters Kluwer NV	13,900	2,049,098	(a)

Total Professional Services		3,361,508

See Notes to Schedule of Investments.

4	Franklin Global Equity Fund 2024 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 1.4%
Ferguson PLC	5,350	$1,005,051
W.W. Grainger Inc.	2,900	2,597,356

Total Trading Companies & Distributors		3,602,407

TOTAL INDUSTRIALS		25,340,531

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 1.9%
Arista Networks Inc.	10,700	2,767,876	*
Cisco Systems Inc.	43,300	2,172,794

Total Communications Equipment		4,940,670

IT Services - 0.7%
Gartner Inc.	4,200	1,921,248	*

Semiconductors & Semiconductor Equipment - 7.4%
Applied Materials Inc.	18,700	3,072,410
ASML Holding NV	4,000	3,470,353	(a)
KLA Corp.	3,900	2,316,756
Lam Research Corp.	3,200	2,640,544
NVIDIA Corp.	8,757	5,387,919
QUALCOMM Inc.	14,300	2,123,693

Total Semiconductors & Semiconductor Equipment		19,011,675

Software - 7.2%
Adobe Inc.	4,200	2,594,676	*
Cadence Design Systems Inc.	6,000	1,730,760	*
Check Point Software Technologies Ltd.	12,100	1,923,053	*
Microsoft Corp.	31,070	12,352,811

Total Software		18,601,300

Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc.	68,200	12,576,080
Logitech International SA, Registered Shares	17,000	1,425,165	(a)
NetApp Inc.	20,685	1,803,732
Samsung Electronics Co. Ltd.	24,679	1,340,979	(a)
Super Micro Computer Inc.	4,000	2,118,440	*

Total Technology Hardware, Storage & Peripherals		19,264,396

TOTAL INFORMATION TECHNOLOGY		63,739,289

MATERIALS - 3.8%
Chemicals - 2.1%
CF Industries Holdings Inc.	13,600	1,026,936
Huntsman Corp.	37,500	920,250
LyondellBasell Industries NV, Class A Shares	15,000	1,411,800
Shin-Etsu Chemical Co. Ltd.	52,500	2,066,515	(a)

Total Chemicals		5,425,501

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report	5

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Metals & Mining - 1.7%
ArcelorMittal SA		45,000	$1,239,301	(a)
Fortescue Ltd.		69,846	1,349,897	(a)
Nippon Steel Corp.		74,200	1,785,599	(a)

Total Metals & Mining			4,374,797

TOTAL MATERIALS			9,800,298

REAL ESTATE - 2.2%
Hotel & Resort REITs - 0.6%
Host Hotels & Resorts Inc.		81,800	1,572,196

Real Estate Management & Development - 1.0%
CK Asset Holdings Ltd.		225,500	1,017,533	(a)
Daito Trust Construction Co. Ltd.		13,500	1,535,633	(a)

Total Real Estate Management & Development			2,553,166

Retail REITs - 0.6%
Simon Property Group Inc.		10,745	1,489,365

TOTAL REAL ESTATE			5,614,727

UTILITIES - 2.7%
Electric Utilities - 0.5%
Iberdrola SA		105,000	1,264,301	(a)

Gas Utilities - 0.6%
Tokyo Gas Co. Ltd.		69,000	1,585,060	(a)

Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.		35,000	1,436,050

Multi-Utilities - 1.1%
Atco Ltd., Class I Shares		41,500	1,160,624
Centrica PLC		900,000	1,575,046	(a)

Total Multi-Utilities			2,735,670

TOTAL UTILITIES			7,021,081

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $170,647,375)			254,274,779

RATE
SHORT-TERM INVESTMENTS - 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,730,648)	5.233%	2,730,648	2,730,648	(b)

TOTAL INVESTMENTS - 99.8% (Cost - $173,378,023)			257,005,427
Other Assets in Excess of Liabilities - 0.2%			586,261

TOTAL NET ASSETS - 100.0%			$257,591,688

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

6	Franklin Global Equity Fund 2024 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

8	Franklin Global Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Franklin Global Equity Fund 2024 Quarterly Report	9

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$16,706,696	$1,992,694	—	$18,699,390
Consumer Discretionary	25,601,752	4,533,149	—	30,134,901
Consumer Staples	11,049,518	5,389,284	—	16,438,802
Energy	5,648,566	4,872,008	—	10,520,574
Financials	20,584,127	15,288,687	—	35,872,814
Health Care	23,206,720	7,885,652	—	31,092,372
Industrials	17,416,429	7,924,102	—	25,340,531
Information Technology	57,502,792	6,236,497	—	63,739,289
Materials	3,358,986	6,441,312	—	9,800,298
Real Estate	3,061,561	2,553,166	—	5,614,727
Utilities	2,596,674	4,424,407	—	7,021,081

Total Long-Term Investments	186,733,821	67,540,958	—	254,274,779

Short-Term Investments†	2,730,648	—	—	2,730,648

Total Investments	$189,464,469	$67,540,958	—	$257,005,427

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

10	Franklin Global Equity Fund 2024 Quarterly Report